Long Term Payable - Schedule of Long-Term Payable Represented the Financial Liabilities Due to Financial Lease (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Long-term payables:
Long term payables	$ 3,634,852	$ 7,693,706
Current portion	3,231,126	4,710,644
Non-current portion	403,726	2,983,062
Far East International Financial Leasing Co., Ltd. (“Far East”) [Member]
Long-term payables:
Long term payables		598,112
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”) [Member]
Long-term payables:
Long term payables	1,658,984	3,403,003
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”) [Member]
Long-term payables:
Long term payables	363,525	1,787,700
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”) [Member]
Long-term payables:
Long term payables	879,062	1,904,891
Risheng International Finance Leasing Co., Ltd. (“Risheng”) [Member]
Long-term payables:
Long term payables	$ 733,281